Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Revenue
Revenue	$ 17,940,855	$ 605,292	$ 18,387,593	$ 18,837,089
Operating profit	2,239,881	75,570	1,998,575	2,648,427
Depreciation and amortization	(2,899,278)	(97,816)	(3,089,904)	(2,903,221)
Interest income	53,123	1,792	38,554	58,862
Interest expense	(190,425)	(6,425)	(144,545)	(126,621)
Share of profit (loss) of associates	(179,491)	(6,056)	28,924	31,269
Purchase of property, plant and equipment	4,702,691	158,660
Continuing operations [member]
Revenue
Revenue	17,940,855	605,292	18,387,593	18,837,089
Operating profit	2,239,881	75,570	1,998,575	2,648,427
Depreciation and amortization	(2,899,278)	(97,816)	(3,089,904)	(2,903,221)
Interest income	53,123	1,792	38,554	58,862
Interest expense	(190,425)	(6,425)	(144,545)	(126,621)
Share of profit (loss) of associates	(179,491)	(6,056)	28,924	31,269
Purchase of property, plant and equipment	4,702,691	158,660	3,123,312	3,644,560
Continuing operations [member] | External [member]
Revenue
Revenue	17,940,855	605,292	18,387,593	18,837,089
Continuing operations [member] | Operating segments [member] | Testing [member]
Revenue
Revenue	4,838,246		4,587,054	4,718,658
Operating profit	1,448,939		1,346,874	1,203,169
Depreciation and amortization	(673,393)		(664,026)	(646,545)
Purchase of property, plant and equipment	836,894		771,500	796,964
Continuing operations [member] | Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	4,838,246		4,587,054	4,546,394
Continuing operations [member] | Operating segments [member] | Testing [member] | Intersegment [member]
Revenue
Revenue				172,264
Continuing operations [member] | Operating segments [member] | Assembly [member]
Revenue
Revenue	5,259,281		5,881,883	5,526,110
Operating profit	(55,198)		143,220	117,127
Depreciation and amortization	(597,500)		(635,481)	(550,819)
Purchase of property, plant and equipment	655,879		554,162	895,767
Continuing operations [member] | Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	5,259,281		5,880,780	5,525,582
Continuing operations [member] | Operating segments [member] | Assembly [member] | Intersegment [member]
Revenue
Revenue			1,103	528
Continuing operations [member] | Operating segments [member] | LCDD [member]
Revenue
Revenue	4,790,116		4,920,302	5,396,001
Operating profit	1,285,495		963,698	1,354,398
Depreciation and amortization	(1,048,587)		(1,167,908)	(1,157,809)
Purchase of property, plant and equipment	2,615,153		910,457	1,366,389
Continuing operations [member] | Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	4,789,869		4,920,302	5,396,001
Continuing operations [member] | Operating segments [member] | LCDD [member] | Intersegment [member]
Revenue
Revenue	247
Continuing operations [member] | Operating segments [member] | Bumping [member]
Revenue
Revenue	3,053,459		2,999,967	3,369,112
Operating profit	(336,123)		(341,356)	28,605
Depreciation and amortization	(579,605)		(622,412)	(548,234)
Purchase of property, plant and equipment	594,765		887,144	589,615
Continuing operations [member] | Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	3,053,459		2,999,457	3,369,112
Continuing operations [member] | Operating segments [member] | Bumping [member] | Intersegment [member]
Revenue
Revenue			510
Continuing operations [member] | Operating segments [member] | Others [member]
Revenue
Revenue	35,808		41,670	44,577
Operating profit	(100,545)		(82,331)	(47,191)
Depreciation and amortization	(503)		(565)	(357)
Interest income	53,123		51,756	60,552
Interest expense	(190,425)		(144,545)	(128,311)
Share of profit (loss) of associates	1,347,851		(128,866)	25,346
Purchase of property, plant and equipment			49	2,477
Continuing operations [member] | Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	35,808		41,670	44,577
Continuing operations [member] | Elimination [member]
Revenue
Revenue	(36,055)		(43,283)	(217,369)
Operating profit	(2,687)		(31,530)	(7,681)
Depreciation and amortization	310		488	543
Interest income			(13,202)	(1,690)
Interest expense				1,690
Share of profit (loss) of associates	(1,527,342)		157,790	5,923
Purchase of property, plant and equipment				(6,652)
Continuing operations [member] | Elimination [member] | Intersegment [member]
Revenue
Revenue	(36,055)		(43,283)	(217,369)
Discontinued operations: ChipMOS Shanghai [member]
Revenue
Revenue	227,095	7,662	1,005,166	1,032,302
Operating profit	(25,394)	(857)	(146,263)	(61,214)
Depreciation and amortization			(141,375)	(118,702)
Interest income	464	16	3,753	9,421
Interest expense	(2,414)	(81)	(606)	(414)
Purchase of property, plant and equipment			1,567,683
Discontinued operations: ChipMOS Shanghai [member] | External [member]
Revenue
Revenue	$ 227,095	$ 7,662	$ 1,005,166	$ 1,032,302